POLICYHOLDERS' ACCOUNT BALANCES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Increase in policyholder account balance	$ 60	$ 0	$ 0	$ (193)	$ 70	$ (30)